CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	NOTE 5 - CASH AND CASH EQUIVALENTS
	As of December 31,
	2023	2022
	U.S. dollars in thousands

Cash at bank	24,855	36,707
Funds attributed to player deposit reserves	4,164	4,472
	29,019	41,179